FAIR VALUE MEASUREMENT (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	May 11, 2015	Mar. 31, 2015
Fair Value Disclosures [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability	$ 279,379	$ 288,934	$ 285,157	$ 506,348	$ 1,242,590
Derivative Liability, Current	$ 2,364,968	$ 1,937,234	$ 1,621,199	$ 334,784	$ 4,097,444